Description of the Business	6 Months Ended
Jul. 31, 2019
Description Of Business
Description of the Business

1	Description of the business

Naked Brand Group Limited (“the Company”) is a designer, distributor, wholesaler and retailer of women’s and men’s intimates apparel globally. The Company sells its merchandise through retail and outlet stores in New Zealand and Australia, wholesale operations in New Zealand, Australia, the United States and Europe, and through online channels. The Company operates both licenced and owned brands, including the following:

Licenced brands:

Heidi Klum

Fredericks of Hollywood

Owned brands:

Pleasure State

Davenport

Lovable

Bendon

Fayreform

Naked

VaVoom

Evollove

Hickory

The amounts in the financial statements have been rounded to the nearest thousand dollars.